Expense Example	Oct. 28, 2025 USD ($)
IMS Capital Value Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 183
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
IMS Strategic Income Fund - Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	205
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,503
Expense Example, with Redemption, 10 Years	$ 3,275